Notes Payable - Related Party (Details Textual)	0 Months Ended													3 Months Ended				0 Months Ended	12 Months Ended						0 Months Ended				12 Months Ended				0 Months Ended									3 Months Ended							0 Months Ended	12 Months Ended				3 Months Ended
	Dec. 16, 2013	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2014 Sune Olsen Holding Aps [Member]	Mar. 31, 2014 Sune Olsen Holding Aps [Member] Loan One [Member] USD ($)	Mar. 31, 2014 Sune Olsen Holding Aps [Member] Loan One [Member] DKK	Dec. 02, 2013 Sune Olsen Holding Aps [Member] Loan One [Member] USD ($)	Dec. 02, 2013 Sune Olsen Holding Aps [Member] Loan One [Member] DKK	Nov. 20, 2013 Sune Olsen Holding Aps [Member] Loan One [Member] USD ($)	Nov. 20, 2013 Sune Olsen Holding Aps [Member] Loan One [Member] DKK	Nov. 11, 2013 Sune Olsen Holding Aps [Member] Loan One [Member] USD ($)	Nov. 11, 2013 Sune Olsen Holding Aps [Member] Loan One [Member] DKK	Mar. 31, 2014 Sune Olsen Holding Aps [Member] Loan Two [Member] USD ($)	Mar. 31, 2014 Sune Olsen Holding Aps [Member] Loan Two [Member] DKK	Dec. 20, 2013 Sune Olsen Holding Aps [Member] Loan Two [Member] USD ($)	Dec. 20, 2013 Sune Olsen Holding Aps [Member] Loan Two [Member] DKK	Dec. 16, 2013 Sune Olsen Holding Aps [Member] Loan Four [Member]	Dec. 31, 2013 Sune Olsen Holding Aps [Member] Loan Four [Member] USD ($)	Dec. 31, 2013 Sune Olsen Holding Aps [Member] Loan Four [Member] DKK	Dec. 31, 2012 Sune Olsen Holding Aps [Member] Loan Four [Member] USD ($)	Dec. 31, 2012 Sune Olsen Holding Aps [Member] Loan Four [Member] DKK	Dec. 31, 2011 Sune Olsen Holding Aps [Member] Loan Four [Member] USD ($)	Dec. 31, 2011 Sune Olsen Holding Aps [Member] Loan Four [Member] DKK	Dec. 16, 2013 Sune Olsen Holding Aps [Member] Loan Five [Member] USD ($)	Dec. 16, 2013 Sune Olsen Holding Aps [Member] Loan Five [Member] DKK	Jun. 20, 2013 Sune Olsen Holding Aps [Member] Loan Five [Member] USD ($)	Jun. 20, 2013 Sune Olsen Holding Aps [Member] Loan Five [Member] DKK	Dec. 31, 2013 Sune Olsen Holding Aps [Member] Loan Six [Member] USD ($)	Dec. 31, 2013 Sune Olsen Holding Aps [Member] Loan Six [Member] DKK	Apr. 14, 2013 Sune Olsen Holding Aps [Member] Loan Six [Member] USD ($)	Apr. 14, 2013 Sune Olsen Holding Aps [Member] Loan Six [Member] DKK	Dec. 16, 2013 Sune Olsen Holding Aps [Member] Loan Seven [Member]	Jul. 26, 2013 Sune Olsen Holding Aps [Member] Loan Seven [Member] USD ($)	Jul. 26, 2013 Sune Olsen Holding Aps [Member] Loan Seven [Member] DKK	Aug. 15, 2013 Sune Olsen Holding Aps [Member] Loan Seven [Member] USD ($)	Aug. 15, 2013 Sune Olsen Holding Aps [Member] Loan Seven [Member] DKK	Sep. 01, 2013 Sune Olsen Holding Aps [Member] Loan Eight [Member] USD ($)	Sep. 01, 2013 Sune Olsen Holding Aps [Member] Loan Eight [Member] DKK	Apr. 30, 2013 Sune Olsen Holding Aps [Member] Loan Eight [Member] USD ($)	Apr. 30, 2013 Sune Olsen Holding Aps [Member] Loan Eight [Member] DKK	Mar. 31, 2014 Paseco Aps [Member] Loan [Member] USD ($)	Mar. 31, 2014 Paseco Aps [Member] Loan [Member] DKK	Mar. 18, 2014 Paseco Aps [Member] Loan [Member] USD ($)	Mar. 18, 2014 Paseco Aps [Member] Loan [Member] DKK	Feb. 15, 2014 Paseco Aps [Member] Loan [Member] USD ($)	Feb. 15, 2014 Paseco Aps [Member] Loan [Member] DKK	Mar. 31, 2014 Paseco Aps [Member] Loan Three [Member] DKK	Dec. 16, 2013 DKTI A/S [Member] Loan Three [Member]	Dec. 31, 2013 DKTI A/S [Member] Loan Three [Member] USD ($)	Dec. 31, 2013 DKTI A/S [Member] Loan Three [Member] DKK	Dec. 31, 2012 DKTI A/S [Member] Loan Three [Member] USD ($)	Dec. 31, 2012 DKTI A/S [Member] Loan Three [Member] DKK	Mar. 31, 2014 Nlbdit Two Zero One Zero Enterprises, Llc [Member] Loan Ten [Member] USD ($)
Related Party Transaction [Line Items]
Unsecured loan		$ 38,235				$ 9,532	50,706,000	$ 163,482	900,000,000	$ 55,459	405,000	$ 269,620	1,500,000	$ 3,498	18,966,000	$ 184,873	1,000,000																									$ 880,880		$ 424,198	2,300,000	$ 461,084	2,500,000	2,000,000						$ 41,946
Accrued interest in percentage					5.00%														6.00%	6.00%							5.00%	5.00%			5.00%	5.00%		5.00%	5.00%			2.50%	2.50%	1.00%	1.00%			5.00%	5.00%	5.00%	5.00%					6.00%	6.00%
Loans payable, current			38,235	22,235															232,841	1,267,724	59,854	338,719	25,019	143,750			265,000	1,500,000			773,000	4,375,932		177,239	1,000,000	133,343	750,000			175,359	1,000,000											880,000	5,000,000
Company borrowed loans																																																				783,139	4,431,862
Interest expense, borrowing loans																																										3,598	19,507									12,646	71,563	927
Additional loan on borrowings																																																		55,000	310,000
Increased interest percentage																																												7.00%	7.00%	7.00%	7.00%	7.00%						6.00%
Accrued interest percentage																			15,804	86,047	3,617	20,469	468	2,689	3,804	20,959			25,349	139,670				2,827	15,575															42,000	230,377
Converted into common shares																		35,106							29,036	29,036			86,204	86,204			33,705																96,288
Common stock exchanged during period of conversion	261,665																	52,618							31,414	31,414			129,206	129,206			50,518																144,321
Accrued Legal Fees																											265,000	1,500,000
Loan Outstanding Incurred Penalty																																						$ 8,863	50,000
Debt Instrument, Maturity Date																																										Feb. 01, 2015	Feb. 01, 2015
Extended maturity date, Description														The Company extended maturity date of the DKK 1,000,000 loans with Sune Olsen from May 1, 2014 to 14 days after the completion of the contemplated stock offering of DanDrit Biotech USA, Inc. or February 1, 2015.	The Company extended maturity date of the DKK 1,000,000 loans with Sune Olsen from May 1, 2014 to 14 days after the completion of the contemplated stock offering of DanDrit Biotech USA, Inc. or February 1, 2015.																											The loans are payable 14 days after the completion of the contemplated public offering in DanDrit Biotech USA, Inc. or February 1, 2015, and accrue interest at 5% per annum.	The loans are payable 14 days after the completion of the contemplated public offering in DanDrit Biotech USA, Inc. or February 1, 2015, and accrue interest at 5% per annum.